As filed with the Securities and Exchange Commission on September 28, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Income Opportunity Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                                           JULY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                                   MARKET VALUE(+)         NUMBER OF SHARES                          MARKET VALUE(+)
                                                   ($000'S OMITTED)                                                 ($000'S OMITTED)
COMMON STOCKS (62.5%)                                                   160,800  Mack-Cali Realty                          6,207
APARTMENTS (2.3%)                                                       214,500  Maguire Properties                        6,137
      21,000  Apartment Investment & Management            887                                                        ----------
      69,500  Education Realty Trust                       914                                                            35,771
      66,500  Mid-America Apartment Communities          3,001(E)  OFFICE - INDUSTRIAL (1.0%)
      26,400  Post Properties                            1,163           67,100  Liberty Property Trust                    2,517
                                                    ----------     REGIONAL MALLS (4.2%)
                                                         5,965           36,966  CBL & Associates Properties               1,179
COMMERCIAL SERVICES (10.3%)                                             257,000  Glimcher Realty Trust                     5,464E
     288,500  Capital Trust                              8,923          113,700  Pennsylvania REIT                         4,427
     325,600  Gramercy Capital                           7,876                                                        ----------
      46,200  Macquarie Infrastructure                   1,838                                                            11,070
     838,400  NorthStar Realty Finance                   8,460     SELF STORAGE (1.9%)
                                                    ----------            2,700  Public Storage, Depositary Shares            70
                                                        27,097          115,900  Sovran Self Storage                       4,995(E)
COMMUNITY CENTERS (1.2%)                                                                                              ----------
      92,000  Tanger Factory Outlet Centers              3,075                                                             5,065
DIVERSIFIED (8.3%)                                                 TOTAL COMMON STOCKS
     152,100  Colonial Properties Trust                  5,261     (Cost $162,412)                                       164,507
      76,800  Crescent Real Estate Equities              1,734                                                        ----------
     256,100  iStar Financial                            9,304     PREFERRED STOCKS (18.1%)
     300,760  Lexington Realty Trust                     5,676(E)
     300,760  Lexington Realty Trust                 ---------     APARTMENTS (2.6%)
                                                        21,975           12,400  Apartment Investment &
                                                                                   Management, Ser. T                        310
FINANCE (3.0%)                                                           10,000  Apartment Investment &
     126,100  CBRE Realty Finance                        1,169                     Management, Ser. U                        251
     390,600  Crystal River Capital                      6,792          252,200  Mid-America Apartment
                                                    ----------                     Communities, Ser. H                     6,321
                                                         7,961                                                        ----------
HEALTH CARE (6.7%)                                                                                                         6,882
      33,000  Health Care Property Investors               899     COMMERCIAL SERVICES (2.3%)
     116,802  Health Care REIT                           4,288(E)        20,000  Anthracite Capital, Ser. C                  402
      40,600  Healthcare Realty Trust                      943           20,000  Newcastle Investment, Ser. B                442(E)
     134,300  Nationwide Health Properties               3,200           39,500  Newcastle Investment, Ser. D                689
     338,300  OMEGA Healthcare Investors                 4,374          200,000  NorthStar Realty Finance, Ser. A          4,400
     119,700  Ventas, Inc.                               3,905                                                        ----------
                                                    ----------                                                             5,933
                                                        17,609     COMMUNITY CENTERS (0.6%)
INDUSTRIAL (8.8%)                                                        20,000  Cedar Shopping Centers, Ser. A              511
   1,164,100  DCT Industrial Trust                      11,408(E)        12,000  Developers Diversified Realty,
      61,400  EastGroup Properties                       2,532                     Ser. I                                    299
     240,800  First Industrial Realty Trust              9,322(E)        34,000  Tanger Factory Outlet Centers,
                                                    ----------                     Ser. C                                    841(E)
                                                        23,262                                                        ----------
LODGING (1.2%)                                                                                                             1,651
      74,500  Ashford Hospitality Trust                    762     DIVERSIFIED (3.5%)
      62,000  Hospitality Properties Trust               2,378           18,400  Crescent Real Estate Equities,
                                                    ----------                     Ser. B                                    467
                                                         3,140          200,000  iStar Financial, Ser. E                   4,868(E)
OFFICE (13.6%)                                                          160,000  iStar Financial, Ser. F                   3,808
   1,047,800  American Financial Realty Trust           9,189(E)                                                      ----------
     241,336  Brandywine Realty Trust                   5,821(E)                                                           9,143
     163,900  Highwoods Properties                      5,332      HEALTH CARE (0.9%)
     330,000  HRPT Properties Trust                     3,085            25,000  Health Care REIT, Ser. D                    623
                                                                          18,200  LTC Properties, Ser. E                     789

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                                  MARKET VALUE(+)
                                                 ($000'S OMITTED)

      34,000  LTC Properties, Ser. F                     842
                                                   ----------
                                                       2,254
LODGING (4.0%)
      36,000  Eagle Hospitality Properties Trust,
              Ser. A                                     684(E)
     154,600  Equity Inns, Ser. B                      3,363
      22,600  Hersha Hospitality Trust, Ser. A           564
      16,000  Host Hotels & Resorts, Ser. E              411(E)
      77,500  LaSalle Hotel Properties, Ser. B         1,953
      28,000  LaSalle Hotel Properties, Ser. D           651
      33,000  LaSalle Hotel Properties, Ser. E           815
      31,000  Strategic Hotels & Resorts, Ser. B         781
      51,300  Strategic Hotels & Resorts, Ser. C       1,268
                                                  ----------
                                                      10,490
OFFICE (1.2%)
      60,000  DRA CRT Acquisition, Ser. A              1,446
      60,000  Kilroy Realty, Ser. E                    1,455
       6,800  SL Green Realty, Ser. D                    170
                                                  ----------
                                                       3,071
OFFICE - INDUSTRIAL (1.3%)
      25,000  Digital Realty Trust, Ser. A               638
      16,900  Digital Realty Trust, Ser. B               422(E)
      50,000  LBA Realty Fund LP                       2,300
       8,000  PS Business Parks, Ser. K                  201
                                                  ----------
                                                       3,561
REAL ESTATE/REIT (0.5%)
      50,000  Ashford Hospitality Trust, Ser. D        1,230(*)(E)
REGIONAL MALLS (1.2%)
      60,000  Glimcher Realty Trust, Ser. F            1,488(E)
      61,800  Glimcher Realty Trust, Ser. G            1,514
      11,300  Taubman Centers, Ser. G                    280
                                                  ----------
                                                       3,282
TOTAL PREFERRED STOCKS
(COST $49,255)                                        47,497
                                                  ----------

See Notes to Schedule of Investments

                                                                                                          JULY  31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------


PRINCIPAL AMOUNT                                                                         RATING                  VALUE(+)
($000's omitted)                                                                       Moody's  S&P          ($000's omitted)
CORPORATE DEBT SECURITIES (60.7%)

AEROSPACE/DEFENSE (1.2%)
            965  L-3 Communications Corp., Guaranteed Senior
                 Unsecured Subordinated Notes, 7.63%, due 6/15/12                      Ba3     BB+            970
          1,015  L-3 Communications Corp., Guaranteed Senior
                 Unsecured Subordinated Notes, 6.13%, due 7/15/13                      Ba3     BB+            944
          1,440  L-3 Communications Corp., Guaranteed Notes, Ser.
                 B, 6.38%, due 10/15/15                                                Ba3     BB+          1,325
                                                                                                       ----------
                                                                                                            3,239
AIRLINES (0.6%)
          1,523  Continental Airlines, Inc., Pass-Through
                 Certificates, 9.80%, due 4/1/21                                       Ba1     BB+          1,660

APPAREL/TEXTILES (0.4%)
          1,035  Levi Strauss & Co., Senior Unsubordinated Notes,
                 9.75%, due 1/15/15                                                    B2      B            1,045

AUTO LOANS (7.3%)
          3,605  Ford Motor Credit Co., Senior Unsecured Notes,
                 9.75%, due 9/15/10                                                    B1      B            3,641
          3,805  Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11                       B1      B            3,556
          2,540  Ford Motor Credit Co., Notes, 7.80%, due 6/1/12                       B1      B            2,418
          8,240  General Motors Acceptance Corp., Notes, 6.88%,                        Ba1     BB+          7,662(OO)
                 due 9/15/11                                                           Ba1     BB+          1,823(E)
          1,950  General Motors Acceptance Corp., Unsecured                                            ----------
                 Notes, 7.00%, due 2/1/12                                                                  19,100

AUTO PARTS & EQUIPMENT (0.4%)
            228  Goodyear Tire & Rubber Co., Senior Notes, 8.63%,                      Ba3     B              232(n)
                 due 12/1/11                                                           Ba3     B              887
            865  Goodyear Tire & Rubber Co., Senior Notes, 9.00%,                                      ----------
                 due 7/1/15                                                                                 1,119

AUTOMOTIVE (0.3%)
          1,020  General Motors Corp., Senior Unsubordinated
                 Notes, 8.38%, due 7/15/33                                             Caa1    B-             857

BEVERAGES (0.2%)
            465  Constellation Brands, Inc., Guaranteed Notes,                         Ba3     BB-            437
                 7.25%, due 9/1/16

BUILDING & CONSTRUCTION (0.3%)
            565  K. Hovnanian Enterprises, Guaranteed Senior
                 Subordinated Unsecured Notes, 8.88%, due 4/1/12                       B2      B+             463(E)
            270  K. Hovnanian Enterprises, Senior Notes, 8.63%, due                    Ba3     BB             223
                 1/15/17                                                                               ----------
                                                                                                              686

BUILDING MATERIALS (0.1%)
            230  Nortek, Inc., Senior Subordinated Notes, 8.50%, due                   B3      CCC+           198
                 9/1/14

CHEMICALS (1.3%)
            650  Chemtura Corp., Guaranteed Notes, 6.88%, due 6/1/16                   Ba2     BB+            600
            845  Hexion US Finance Corp., Guaranteed Notes, 9.75%,                     B3      B              904
                 due 11/15/14                                                          B1      B+             903
            825  Lyondell Chemical Co., Guaranteed Notes, 8.25%,
                 due 9/15/16


See Notes to Schedule of Investments

                                                                                                          JULY  31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------


PRINCIPAL AMOUNT                                                                         RATING                  VALUE(+)
($000's omitted)                                                                       Moody's  S&P          ($000's omitted)
          1,155  MacDermid, Inc., Senior Subordinated Notes,                           Caa1    CCC+         1,051(n)
                 9.50%, due 4/15/17                                                                    ----------
                                                                                                            3,458

CONSUMER - PRODUCTS (0.1%)
            265  Amscan Holdings, Inc., Senior Subordinated Notes,
                 8.75%, due 5/1/14                                                     Caa1    CCC+           238

ELECTRIC - GENERATION (4.0%)
          2,260  AES Corp., Senior Secured Notes, 9.00%, due 5/15/15                   Ba3     BB-          2,379(n)
          1,340  Dynegy-Roseton Danskamme, Pass-Through
                 Certificates, Ser. B, 7.67%, due 11/8/16                              Ba3     B            1,313
            330  Edison Mission Energy, Senior Unsecured Notes,
                 7.50%, due 6/15/13                                                    B1      BB-            319
          2,665  Edison Mission Energy, Senior Notes, 7.63%, due 5/15/27               B1      BB-          2,325(n)
          1,405  Mirant Americas Generation, Inc., Senior Unsecured
                 Notes, 8.30%, due 5/1/11                                              Caa1    B-           1,377
          1,050  NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14                 B1      B            1,013
          1,365  NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16                 B1      B            1,317
            425  NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17                B1      B              410
                                                                                                       ----------
                                                                                                           10,453

ELECTRONICS (1.6%)
          1,990  Flextronics Int'l, Ltd., Senior Subordinated Notes,
                 6.50%, due 5/15/13                                                    Ba2     BB-          1,861
          1,225  Freescale Semiconductor, Inc., Senior Notes,
                 9.13%, due 12/15/14                                                   B1      B            1,081(n)
            430  NXP BV Funding LLC, Secured Notes, 7.88%, due 10/15/14                Ba2     BB             398
            970  NXP BV Funding LLC, Guaranteed Notes, 9.50%, due 10/15/15             B2      B              841(E)
                                                                                                       ----------
                                                                                                            4,181
ENERGY-EXPLORATION & PRODUCTION (2.6%)
          1,795  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13         Ba2     BB           1,806
          1,350  Chesapeake Energy Corp., Guaranteed Notes, 6.38%, due 6/15/15         Ba2     BB           1,267
            875  Forest Oil Corp., Guaranteed Senior Unsecured
                 Notes, 7.75%, due 5/1/14                                              B1      B+             864
            120  Newfield Exploration Co., Senior Subordinated
                 Notes, 6.63%, due 9/1/14                                              Ba3     BB-            115
            465  Sabine Pass L.P., Secured Notes, 7.25%, due 11/30/13                  Ba3     BB             444(n)
          2,520  Sabine Pass L.P., Secured Notes, 7.50%, due 11/30/16                  Ba3     BB           2,394(n)
                                                                                                       ----------
                                                                                                            6,890
ENVIRONMENTAL (0.3%)
            895  Allied Waste North America, Inc., Guaranteed Notes, Ser. B, 7.25%,    B1      BB+            864
                 due 3/15/15

FOOD & DRUG RETAILERS (0.1%)
            425  Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17                  Caa1    CCC+           376(n)

FORESTRY/PAPER (0.6%)
            865  Bowater, Inc., Debentures, 9.00%, due 8/1/09                          B3      B              850
            780  Graphic Packaging Int'l, Inc., Guaranteed Notes,
                 8.50%, due 8/15/11                                                    B2      B-             774
                                                                                                       ----------
                                                                                                            1,624

See Notes to Schedule of Investments

                                                                                                          JULY  31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------


PRINCIPAL AMOUNT                                                                         RATING                  VALUE(+)
($000's omitted)                                                                       Moody's  S&P          ($000's omitted)
GAMING (2.7%)
          1,145  Chukchansi Economic Development Authority,
                 Senior Notes, 8.00%, due 11/15/13                                     B2      BB-          1,145(n)
            770  Majestic Star LLC, Senior Unsecured Notes, 9.75%,                     Caa1    CCC+           724
                 due 1/15/11
          1,450  MGM Grand, Inc., Guaranteed Senior Notes, 6.00%,                      Ba2     BB           1,421
                 due 10/1/09
            300  Park Place Entertainment, Senior Subordinated
                 Notes, 7.88%, due 3/15/10                                             Ba1     B+             289
          1,250  Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14           B3      B            1,337(n)
            680  San Pasqual Casino, Notes, 8.00%, due 9/15/13                         B2      B+             675(n)
            450  Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%,
                 due 6/15/15                                                           B3      B              421(n)
            440  Station Casinos, Inc., Senior Unsecured Notes,
                 6.00%, due 4/1/12                                                     Ba2     B+             403
            840  Station Casinos, Inc., Senior Unsecured Subordinated                  Ba3     B              708
                 Notes, 6.88%, due 3/1/16                                                              ----------
                                                                                                            7,123
GAS DISTRIBUTION (3.0%)
            585  AmeriGas Partners, L.P., Senior Unsecured
                 Notes, 7.25%, due 5/20/15                                             B1                     547
          1,070  Ferrellgas Partners L.P., Senior Unsecured Notes,
                 8.75%, due 6/15/12                                                    B2      B-           1,064
          1,800  Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12        Ba2     BB-          1,710
            890  Kinder Morgan, Inc., Senior Debentures, 7.25%, due 3/1/28                     BB-            819
          2,290  Regency Energy Partners L.P., Senior Unsecured
                 Notes, 8.38%, due 12/15/13                                            B2      B            2,359(n)
          1,335  Transcontinental Gas Pipe Line, Unsecured Debentures, 7.25%,          Ba1     BB+          1,333
                 due 12/1/26                                                                           ----------
                                                                                                            7,832
HEALTH SERVICES (4.5%)
            810  Community Health Systems, Inc., Senior Notes,
                 8.88%, due 7/15/15                                                    B3      B-             787(n)
          2,115  HCA, Inc., Secured Notes, 9.25%, due 11/15/16                         B2      BB-          2,099(n)(OO)
          2,120  HCA, Inc., Secured Notes, 9.63%, due 11/15/16                         B2      BB-          2,104(n)
            965  NMH Holdings, Inc., Senior Unsecured Floating Rate
                 Notes, 12.49%,                                                        Caa2    CCC+           941(n)(u)
                 due 9/17/07
            910  Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14       B1      BB-            885
          2,110  Service Corp. Int'l, Senior Notes, 7.50%, due 4/1/27                  B1      BB-          1,878(n)
          1,290  US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12               B1      B-           1,284
            300  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10               Ba2     BB+            296
            210  Ventas Realty L.P., Senior Notes, 6.63%, due 10/15/14                 Ba2     BB+            199
             90  Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15               Ba2     BB+             87
          1,020  Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16               Ba2     BB+            942
            455  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17               Ba2     BB+            425
                                                                                                       ----------
                                                                                                           11,927
HOTELS (0.3%)
            925  Host Hotels & Resorts L.P., Secured Notes, 6.88%,                             BB             893
                 due 11/1/14

See Notes to Schedule of Investments

                                                                                                          JULY  31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------


PRINCIPAL AMOUNT                                                                         RATING                  VALUE(+)
($000's omitted)                                                                       Moody's  S&P          ($000's omitted)
INVESTMENTS & MISC. FINANCIAL SERVICES (0.8%)
            720  Cardtronics, Inc., Senior Subordinated Notes, Ser. B, 9.25%,
                 due 8/15/13                                                           Caa1    B-             691(n)
          1,565  Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13               Caa1    B-           1,503
                                                                                                       ----------
                                                                                                            2,194
LEISURE (0.4%)
          1,290  Royal Caribbean Cruises, Senior Unsubordinated Notes,
                 7.50%, due 10/15/27                                                   Ba1     BBB-         1,141

MEDIA - BROADCAST (2.7%)
          1,530  CMP Susquehanna Corp., Guaranteed Notes, 9.88%, due 5/15/14           B3      CCC          1,423
            745  Entercom Radio/Capital, Guaranteed Senior Unsecured
                 Notes, 7.63%, due 3/1/14                                              B1      B              712
            485  LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13    B1      B-             467
          1,925  LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13            B1      B-           1,853
          1,575  Univision Communication, Inc., Senior Notes, 9.75%, due 3/15/15       B3      CCC+         1,433(n)(E)
          1,040  Young Broadcasting, Inc., Guaranteed Senior Subordinated Notes,       Caa1    CCC-           946
                 10.00%, due 3/1/11
            255  Young Broadcasting, Inc., Senior Subordinated Notes, 8.75%, due       Caa1    CCC-           215
                 1/15/14                                                                               ----------
                                                                                                            7,049

MEDIA - CABLE (3.4%)
            135  CCH I Holdings LLC, Guaranteed Notes, 10.00%, due 5/15/14             Caa3    CCC            119
            295  CCH I Holdings LLC, Secured Notes, 11.00%, due 10/1/15                Caa2    CCC            295
            465  CCH II LLC, Senior Unsecured Notes, 10.25%, due 9/15/10               Caa2    CCC            473
          2,920  Charter Communications Operating LLC, Senior Notes, 8.38%, due        B3      B+           2,884(n)
                 4/30/14
          2,155  DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13                Ba3     BB-          2,187
          1,230  EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11              Ba3     BB-          1,181
            925  EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13              Ba3     BB-            888
            885  EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16               Ba3     BB-            836
                                                                                                       ----------
                                                                                                            8,863

MEDIA - SERVICES (1.3%)
            870  Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13                Ba3     B              835
          2,770  WMG Acquisition Corp., Senior Subordinated Notes,                     B2      B            2,479
                 7/38%, due 4/15/14                                                                    ----------
                                                                                                            3,314

METALS/MINING EXCLUDING STEEL (3.3%)
          1,220  Aleris Int'l, Inc., Senior Notes, 9.00%, due 12/15/14                 B3      B-           1,141(n)
          1,325  Aleris Int'l, Inc., Senior Subordinated Notes, 10.00%,
                 due 12/15/16                                                          Caa1    B-           1,186(n)
          1,250  Arch Western Finance Corp., Guaranteed Notes, 6.75%, due 7/1/13       B1      BB-          1,138
            275  Freeport-McMoRan Copper & Gold, Senior                                Ba3     BB             288
                 Unsecured Notes, 8.25%, due 4/1/15
          1,665  Freeport-McMoRan Copper & Gold, Senior                                Ba3     BB           1,748
                 Unsecured Notes, 8.38%, due 4/1/17

See Notes to Schedule of Investments

                                                                                                          JULY  31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------


PRINCIPAL AMOUNT                                                                         RATING                  VALUE(+)
($000's omitted)                                                                       Moody's  S&P          ($000's omitted)
          2,635  Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13              B2      B+           2,322
            830  Peabody Energy Corp., Guaranteed Senior Notes, Ser. B, 6.88%, due     Ba1     BB             807
                 3/15/13                                                                               ----------
                                                                                                            8,630
NON-FOOD & DRUG RETAILERS (0.7%)
            725  Bon-Ton Department Stores, Inc., Guaranteed Notes, 10.25%, due        B3      B-             653(E)
                 3/15/14
            290  Claire's Stores, Inc., Senior Notes, 9.63%, due 6/1/15                Caa1    CCC+           238(n)
            550  GSC Holdings Corp., Guaranteed Notes, 8.00%, due 10/1/12              Ba3     BB-            556
            980  Michaels Stores, Inc., Senior Discount Notes, Step-Up,                Caa1    CCC            529(n)(E)(^^)
                 0.00%/13.00%, due 11/1/16                                                             ----------
                                                                                                            1,976
PACKAGING (3.4%)
          4,445  Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12           Ba1     BB           4,401
            820  Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15             B1      B              808
            785  Graham Packaging Co., Inc., Guaranteed Notes, 9.88%,
                 due 10/15/14                                                          Caa1    CCC+           738
          1,475  Owens-Brockway Glass Container, Inc., Guaranteed Notes,
                 8.88%, due 2/15/09                                                    Ba2     BB           1,493
            280  Owens-Brockway Glass Container, Inc., Guaranteed Senior               Ba2     BB             284
                 Secured Notes, 7.75%, due 5/15/11
          1,130  Owens-Brockway Glass Container, Inc., Guaranteed Notes,               Ba2     BB           1,175
                 8.75%, due 11/15/12                                                                   ----------
                                                                                                            8,899

PRINTING & PUBLISHING (3.0%)
            350  Dex Media West LLC, Senior Unsecured Notes, Ser. B, 8.50%, due        B1      B              351
                 8/15/10
          1,125  Dex Media West LLC, Guaranteed Notes, Ser. B, 9.88%, due 8/15/13      B2      B            1,181
          2,560  Idearc, Inc., Guaranteed Notes, 8.00%, due 11/15/16                   B2      B+           2,426
            855  Primedia, Inc., Guaranteed Senior Unsecured Notes, 8.88%, due         B2      B              879
                 5/15/11
          1,030  R.H. Donnelley Corp., Senior Unsecured Notes, 6.88%, due 1/15/13      B3      B              927
          1,285  R.H. Donnelley Corp., Senior Notes, Ser A-3, 8.88%, due 1/15/16       B3      B            1,250
            945  Reader's Digest Association, Inc., Senior Subordinated
                 Notes, 9.00%, due 2/15/17                                             Caa1    CCC+           808(n)
                                                                                                       ----------
                                                                                                            7,822
RAILROADS (0.8%)
            430  Kansas City Southern Mexico, Senior Notes, 7.38%, due 6/1/14          B2      B              417(n)
          1,715  TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12                       B2                   1,809
                                                                                                       ----------
                                                                                                            2,226

REAL ESTATE DEV. & MGT. (0.9%)
          1,000  American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due      Ba3     BB+            940
                 2/15/13
          1,355  American Real Estate Partners, L.P., Senior Notes, 8.13%,             Ba3     BB+          1,301
                 due 6/1/12                                                                            ----------
                                                                                                            2,241

See Notes to Schedule of Investments

                                                                                                          JULY  31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------


PRINCIPAL AMOUNT                                                                         RATING                  VALUE(+)
($000's omitted)                                                                       Moody's  S&P          ($000's omitted)
RESTAURANTS (0.4%)
            565  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14                  Caa1    B-             520
            660  OSI Restaurant Partners, Inc., Senior Notes, 10.00%, due 6/15/15      Caa1    CCC+           574(n)
                                                                                                       ----------
                                                                                                            1,094
STEEL PRODUCERS/PRODUCTS (0.9%)
          1,130  Metals U.S.A. Holdings Corp., Senior Floating Rate Notes,
                 11.36%, due 10/1/07                                                   Caa1    CCC          1,040(n)(u)
          1,300  Tube City IMS Corp., Guaranteed Notes, 9.75%,                         B3      B-           1,264
                 due 2/1/15                                                                            ----------
                                                                                                            2,304
SUPPORT - SERVICES (2.3%)
            375  Aramark Corp., Senior Notes, 8.50%, due 2/1/15                        B3      B-             353(n)
            960  KAR Holdings, Inc., Guaranteed Notes, 10.00%, due 5/1/15              Caa1    CCC            845(n)
          2,300  Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%,
                 due 2/1/15                                                            B2      B-           2,116(n)
          2,215  Monitronics Int'l, Inc., Guaranteed Notes, 11.75%, due 9/1/10         B3      B-           2,414
            315  Rural/Metro Corp., Guaranteed Notes, 9.88%, due 3/15/15               B3      CCC+           309
                                                                                                       ----------
                                                                                                            6,037

TELECOM - INTEGRATED/SERVICES (4.0%)
          2,750  Citizens Utilities Co., Senior Unsecured Notes, 7.13%, due 3/15/19    Ba2     BB+          2,485
          1,430  Intelsat Bermuda Ltd., Guaranteed Notes, 9.25%, due 6/15/16           B2      B            1,459
            960  Nordic Telephone Co. Holdings, Secured Notes, 8.88%, due 5/1/16       B2      B              950(n)
            730  Qwest Corp., Senior Notes, 7.88%, due 9/1/11                          Ba1     BBB-           741
          1,450  Qwest Corp., Notes, 8.88%, due 3/15/12                                Ba1     BBB-         1,524
          1,180  Qwest Corp., Senior Unsecured Notes, 7.50%, due 10/1/14               Ba1     BBB-         1,156
            870  Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13                 Ba3     BB-            880
          1,240  Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16                 Ba3     BB-          1,256
                                                                                                       ----------
                                                                                                           10,451

THEATERS & ENTERTAINMENT (0.3%)
            800  AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due         Ba3     B-             818
                 8/15/12

TRANSPORTATION EXCLUDING AIR/RAIL (0.2%)
            490  Stena AB, Senior Unsecured Notes, 7.00%, due 12/1/16                  Ba3     BB-            483
                                                                                                       ----------
                 TOTAL CORPORATE DEBT SECURITIES (COST $165,788)                                          159,742
                                                                                                       ----------

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (23.8%)
     15,748,253  Neuberger Berman Prime Money Fund Trust Class                                             15,748(@)
     46,838,900  Neuberger Berman Securities Lending Quality Fund, LLC                                     46,839(++)
                                                                                                       ----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $62,587)                                               62,587(#)
                                                                                                       ----------
                 TOTAL INVESTMENTS (165.1%) (COST $440,042)                                               434,333(##)

                 Liabilities, less cash, receivables and other assets [(17.4%)]                           (45,798)(@@)

                 Liquidation Value of Auction Preferred Shares [(47.7%)]                                 (125,500)
                                                                                                       ----------

See Notes to Schedule of Investments

                                                                                                          JULY  31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

                 TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                             $263,035
                                                                                                       ----------



See Notes to Schedule of Investments

                                                     JULY 31, 2007 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

  (+) Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities, bid price quotations are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

  (#)   At cost, which approximates market value.

  (##) At July 31, 2007, the cost of investments for U.S. federal income tax purposes was $440,387,000. Gross unrealized appreciation of investments was $19,514,000 and gross unrealized depreciation of investments was $25,568,000, resulting in net unrealized depreciation of $6,054,000 based on cost for U.S. federal income tax purposes.

  (++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.


  (@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

  (n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At July 31, 2007, these securities amounted to approximately $39,233,000 or 14.9% of net assets applicable to common shareholders.

  (*)   Security did not produce income during the last twelve months.

  (00) All or a portion of this security is segregated as collateral for interest rate swap contracts.

  (E)   All or a portion of this security is on loan.

  (u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2007.

  (^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

  (@@) At July 31, 2007, the Fund had outstanding interest rate swap contracts as follows:

                                                             RATE TYPE
                                                          ----------------

                NOTIONAL      TERMINATION         FIXED-RATE     VARIABLE-RATE      ACCRUED NET
SWAP              AMOUNT             DATE           PAYMENTS          PAYMENTS         INTEREST         UNREALIZED          TOTAL
COUNTER                                              MADE BY       RECEIVED BY       RECEIVABLE       APPRECIATION          FAIR
PARTY                                               THE FUND       THE FUND(1)        (PAYABLE)      (DEPRECIATION)         VALUE

Citibank, N.A.   $24,000,000      April 24, 2008     3.70%             5.32%           $ 8,640             $256,272         $264,912
Citibank, N.A.    70,000,000     October 24, 2008    3.63%             5.32%            26,289            1,199,859        1,226,148
                                                                                       ------           -----------       ----------
                                                                                      $ 34,929          $ 1,456,131      $1,491,060

(1) 30 day LIBOR (London Interbank Offered Rate) at July 20, 2007







For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.



By: /s/ Peter E. Sundman
   -------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   -------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 25, 2007



By: /s/ John M. McGovern
   -------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: September 25, 2007